Dividends (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares
Dividends [Line Items]
Dividend declared for common share holders | $	$ 486,043		$ 423,023
Cash dividend declared per common share (USD per share) | $ / shares	$ 0.7130		$ 0.6669
Preferred shares, Series A
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 6,194		$ 6,194
Dividend declared per preferred share (CAD per share) | $ / shares		$ 1.2905		$ 1.2905
Preferred shares, Series D
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 5,091		$ 5,091
Dividend declared per preferred share (CAD per share) | $ / shares		$ 1.2728		$ 1.2728